Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Basic Earnings Per Share
	2020	2019	2018
Net income (loss) attributable to owners of the Company	(650,196)	155,467	548,379
Weighted average number of issued shares (a)	1,246,180,219	865,660,042	865,660,042
Weighted average number of treasury shares (a)	(572,130)	-	-
Weighted average number of outstanding shares	1,245,608,090	865,660,042	865,660,042
Basic earnings (loss) per share - R$ (b)	(0.5220)	0.1796	0.6335

(a)    The number of shares and earnings per share already consider the stock split on September 17, 2019 and its retrospective effect.

(b)    As at December 31, 2020, the basic earnings (loss) per share is equal to the diluted one, due to the loss for the year.

Summary of Diluted Earnings Per Share

Diluted earnings per share for the year ended on December 31, 2019 and 2018 are presented below:

	2019	2018
Net income attributable to the Company’s controlling shareholders	155,467	548,379
Weighted average number of issued shares (a)	865,660,042	865,660,042
Adjustment for stock options and restricted shares(a)	8,124,575	1,529,528
Weighted average number of ordinary shares for diluted earnings calculation	873,784,617	867,189,570
Diluted earnings per share - R$	0.1779	0.6324

(a)    The number of shares and earnings per share already consider the stock split on September 17, 2019 and their retrospective effects.

Summary of basic earnings per share for net loss of discontinued operations

The basic earnings per share for net loss of discontinued operations for the year ended December 31, 2020 are presented below:

2020
Net loss attributable to the Company’s controlling shareholders	(143,112)
Weighted average number of issued shares (a)	1,246,180,219
Weighted average number of treasury shares (a)	(572,130)
Weighted average number of outstanding shares	1,245,608,089
Basic loss per share - R$ (b)	(0.1149)

(a)   The number of shares and earnings per share already consider the stock split on September 17, 2019 and its retrospective effect.